Income Tax - Operating loss carryovers and valuation allowance (Details) - Kingswood Acquisition Corp - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating loss carryovers
Change in the valuation allowance	$ (51,251)	$ 571,267
Federal
Operating loss carryovers
Net operating loss carryovers	0	96,436
State
Operating loss carryovers
Net operating loss carryovers	$ 0	$ 0